TAXATION (Details Narrative) ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Distoken Acquisition Corporation [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
China's corporate income tax standard rate				25.00%	25.00%	25.00%
Tax benefit				$ (12,377)	$ (434,911)
Tax benefit				$ 12,377	$ 434,911
Youlife International Holdings Inc [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
China's corporate income tax standard rate					25.00%	25.00%	25.00%	25.00%
Unrecognized deferred tax liability					$ 0
Unrecognized uncertain tax positions					0		$ 0
Tax benefit	$ (834,000)	¥ (6,063)	¥ 23,814		4,261,000	¥ 30,256		¥ (18,551)
Tax benefit	$ 834,000	¥ 6,063	¥ (23,814)		$ (4,261,000)	¥ (30,256)		¥ 18,551
Youlife International Holdings Inc [Member] | HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage					16.50%	16.50%
Youlife International Holdings Inc [Member] | PRC [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage					25.00%	25.00%
Preferential corporate income tax rate					5.00%	5.00%
Youlife International Holdings Inc [Member] | PRC [Member] | High and New Technology Enterprise [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate					15.00%	15.00%	15.00%	15.00%
Youlife International Holdings Inc [Member] | PRC [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate							2.50%	2.50%
Youlife International Holdings Inc [Member] | PRC [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Preferential corporate income tax rate							10.00%	10.00%